Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
5.	Inventories:
Inventories in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2014	December 31, 2013
Lubricants	-	266
Bunkers	-	647
Total	-	913